SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in Accounting Principle (Details) $ in Thousands	Dec. 31, 2023 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Safeguarded customer digital assets	$ 0
Liability for safeguarded customer digital assets	0
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Safeguarded customer digital assets	71,464
Liability for safeguarded customer digital assets	71,464
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Safeguarded customer digital assets	(71,464)
Liability for safeguarded customer digital assets	$ (71,464)